Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale, Realized Gain (Loss) [Abstract]
Realized gains	$ 200	$ 99	$ 30
Realized losses	(23)	(26)
Net realized gains (losses)	177	73	30
Income tax (benefit) on net realized gains (losses)	$ 45	$ 18	$ 7